Commitments	12 Months Ended
Mar. 31, 2025
Commitments
Commitments
26.
Commitments
(a)
Capital commitments

The Company’s capital commitments primarily relate to capital expenditures contracted for purchase of property and equipment, including the construction of corporate campuses. Total capital commitments contracted but not provided for amounted to RMB18,372 million and RMB45,321 million as of March 31, 2024 and 2025, respectively. The capital expenditures contracted for are analyzed as follows:

	As of March 31,
	2024	2025
	RMB	RMB
	(in millions)
No later than 1 year	11,884	44,067
Later than 1 year and no later than 5 years	6,486	1,254
More than 5 years	2	—
	18,372	45,321

(b)
Investment commitments

The Company was obligated to pay up to RMB11,166 million and RMB20,341 million for business combinations and equity investments under various arrangements as of March 31, 2024 and 2025, respectively. The commitment balance as of March 31, 2024 and 2025 primarily includes the committed capital of certain investment funds.

(c)
Other commitments

The Company also has other commitments including commitments for co-location and bandwidth fees, licensed copyrights and marketing expenses. These commitments are analyzed as follows:

	As of March 31,
	2024	2025
	RMB	RMB
	(in millions)
No later than 1 year	40,243	32,364
Later than 1 year and no later than 5 years	21,471	46,768
More than 5 years	4,366	5,094
	66,080	84,226